Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2017-2020) (Parenthetical) (Detail) - Plan 2017-2020 [Member]	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	31 months